Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Warranty costs	$ 3,477	$ 3,501	$ 8,342